Intangible Assets - Additional Information (Detail) £ in Thousands, $ in Millions			6 Months Ended
	Jan. 13, 2020 GBP (£)	Jan. 13, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Revision to estimated value			£ 806
Amortisation charge recognised on intangible assets			0		£ 0
Loss on disposal of intangible assets			11,302	$ 13.9
Milestone payment for regulatory and commercial achievements | $		$ 300.0
Global Licensing Agreement [member]
Disclosure of detailed information about intangible assets [line items]
Upfront Payment Received	£ 3,200	4.0
Milestone payment for regulatory and commercial achievements		$ 302.0	354
Global Licensing Agreement [member] | Events After Reporting Date [Member]
Disclosure of detailed information about intangible assets [line items]
Derecognised financial assets			13,400	16.5
Additional milestone payment | $				$ 302.0
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets			0		0
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Revision to estimated value			£ 67		£ 169